Sohu.com Limited Shareholders' Equity (Summary of Sohu.com Limited's Outstanding Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	38,221
Balance, end of year	33,737	38,221
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	38,221	39,306	39,269
Issuances:	25	44	37
Repurchases:	(4,509)	(1,129)	0
Balance, end of year	33,737	38,221	39,306